Commitments	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments
(13)	Commitments

Financing Lease

In January 2019, the Company entered into an amendment (the “Park Road Lease Amendment”) to a lease agreement entered into in October 2018 (the “Park Road Lease”) for approximately 6,000 square feet of space located at 95-97 Park Road in Queensbury, New York. Under the terms of the Park Road Lease Amendment, the original two year term which began on October 31, 2018 was extended through November 2020 and provides for total annual base rent of $50,000 per year.

Operating Leases

In September 2018, the Company entered into an amendment (the “1633 Sublease Amendment”) to a sub-lease agreement executed in March 2016 (the “1633 Sublease) for approximately 6,877 square feet of office space at 1633 Broadway, New York, NY. The term began in April 2016 and under the terms of the 1633 Sublease Amendment is extended through February 2021 and provides for total annual base rent of $0.5 million.

In August 2011, Delcath Systems Ltd. entered into an agreement of lease for an office and manufacturing facility located in the city of Galway, Ireland. This facility is approximately 19,200 square feet and is intended to be the location of Delcath’s European headquarters. The Lease is for a term of ten years, commencing August, 2011. The Lease provides for fixed annual lease amounts payable in advance in equal quarterly installments. The remaining annual lease amount is $0.2 million. Delcath Systems Ltd. is also required to pay for customary building operating expenses. Delcath Systems Ltd.’s payment obligations and performance of the Lease are guaranteed by Delcath. The Company has sub-leased a portion of this facility.

Future minimum lease payments, net of receipts due under the terms of subleases, under all operating leases at December 31, 2019 are as follows:

(in thousands)	Future Lease Payments
2020	635
2021	79
$714

For the years ended December 31, 2019 and 2018 rent expense, net of receipts under the terms of subleases, totaled approximately $0.5 million and $0.6 million, respectively.

Letters of Credit

Under the terms of a sub-lease agreement for office space at 1633 Broadway, New York, NY, the Company is required to maintain a letter of credit in the amount of $0.1 million which will expire with the sublease in February 2021.